BORROWINGS - Schedule of total borrowings (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Long-term borrowings, current portion	¥ 261,934
Long-term borrowings, non-current portion	310,355
Total borrowings	572,289
Bank borrowings
Short-term Debt [Line Items]
Long-term borrowings, current portion	34,965
Long-term borrowings, non-current portion	310,355
Borrowing from TTCO
Short-term Debt [Line Items]
Long-term borrowings, current portion	¥ 226,969